INCOME TAXES - Components of tax PL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current taxes
Attributed to the current period	$ (148)	$ (43)	$ (66)
Deferred taxes
Income taxes – origination and reversal of temporary differences	125	160	185
Relating to change in tax rates / imposition of new tax laws	10	(147)	(7)
Relating to unrecognized temporary differences and tax losses	15	16	35
Deferred taxes, net	150	29	213
Total income tax recovery (expense)	$ 2	$ (14)	$ 147